Segment Information (Table) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Total Revenues		$ 83,575	$ 87,359
Income taxes		(74)	(2)
Net income/(loss)		(11,274)	4,475
Total assets	$ 1,066,667	1,066,667		$ 1,011,305
Drybulk Segment
Total Revenues		36,245	45,329
Net income/(loss)		(15,246)	3,248
Total assets	647,381	647,381		663,235
Offshore Support Segment
Income taxes		(2)	(2)
Net income/(loss)		(4,915)	(2,886)
Total assets	15,899	15,899		17,771
Tanker Segment
Total Revenues		44,781	21,147
Net income/(loss)		9,552	(387)
Total assets	295,755	295,755		296,256
Gas Carrier Segment
Total Revenues			20,883
Net income/(loss)		(143)	$ 4,500
Total assets	89	89		43
Tanker Pool Operations
Total Revenues	2,549
Income taxes	(72)
Net income/(loss)	(522)
Total assets	$ 107,543	$ 107,543		$ 34,000